S-4 Description of Organization and Business Operations - Additional Information (Detail) - USD ($)						2 Months Ended	6 Months Ended		12 Months Ended
	Jul. 26, 2023	Dec. 28, 2022	Dec. 23, 2022	Dec. 19, 2022	Feb. 01, 2021	Mar. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 07, 2023	Feb. 28, 2023	Aug. 05, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share)											$ 0.0001		$ 0.0001
Stock issued during period shares						937,500
Cash							$ 4,376,594		$ 5,480,960	$ 12,730,198
Common stock, issued (in shares)							591,760,547		242,302,003	217,588,804
Proceeds from issuance of common stock							$ 9,066,316	$ 64,002	$ 133,598	$ 672,162
Working capital deficit							25,861,351		59,761,147
TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO									0	400,000,000
Deferred underwriting commissions					$ 14,000,000		0		14,000,000	14,000,000
Payment to acquire restricted investments							2,861,426	0	0	$ 400,000,000
Threshold contribution per public share for extension of business combination period				$ 0.06
Restricted investments term		185 days			185 days					185 days
Maximum threshold deposit in trust account for extension of business combination period				$ 600,000
Cash							105,457		19,750	$ 48,491		$ 476,904
Percentage of public shares to be redeemed on non completion of business combination					100.00%
Minimum share price of the residual assets remaining available for distribution					$ 10.00
Operating bank account							105,457		20,000
Working capital (deficit)									7,000,000
Taxes payable, current							1,400,000
Proceeds from issuance of common stock							25,000		25,000
Proceeds from unsecured and non-interest bearing promissory note							192,000		192,000
Proceeds from related party debt							3,965,000	$ 1,900,000	2,100,000	920,000
Other Tax Expense (Benefit)									$ 1,000,000
Lock in period for redemption of public shares after closing of IPO					24 months
Working capital deficit							11,800,000
Sponsor Agreement | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Number of consecutive trading days for determining the share price									30 days
Stockholders Agreement | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock, shares issued and outstanding									1.00%
Electriq Holders | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration transferred			$ 495,000,000
Business combination contingent consideration			$ 25,000,000
Electriq Holders | Lockup Agreement | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional percentage of restricted securities									10.00%
Electriq Holders | Lockup Agreement | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of restricted securities									10.00%
Working Capital Loans | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt							$ 7,000,000		$ 3,000,000	$ 900,000
Private Placement Warrants | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued price per warrant					$ 1.50
Proceeds from warrants					$ 10,000,000
Sponsor | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable					$ 10.00
Sponsor | Private Placement Warrants | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period					4,666,667
RBC Capital Markets LLC | Private Placement Warrants | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period					2,000,000
Common Class A | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, issued (in shares)							7,948,405		7,948,405	0
Common Class A | TLG Acquisition One Corp | Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Percentage of common stock issued and outstanding	97.30%
Shares redeemed (in shares)	7,736,608
Cash withdrawn from trust account towards redemption of shares, per share (USD per share)	$ 10.63
Cash withdrawn from trust account towards redemption of shares	$ 82,200,000
Common Class A | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Number of consecutive trading days for determining the share price									30 days
Common Class A | Sponsor Agreement | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (USD per share)									$ 15.00
Common Class A | Sponsor Agreement | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share)									$ 12.50
Common Class A | Electriq Holders | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of equity interests issued or issuable to acquire entity			49,500,000
Business acquisition, share price			$ 10.00
Common Class A | Electriq Holders | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Common Class A | Electriq Holders | Lockup Agreement | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Share price (USD per share)									$ 15.00
Number of consecutive trading days for determining the share price									30 days
Common Class A | Electriq Holders | Lockup Agreement | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (USD per share)									$ 12.50
Public shares | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeemed (in shares)				32,051,595
Threshold contribution per public share for extension of business combination period					$ 10.00
Percentage of public shares to be redeemed on non completion of business combination					100.00%
Shares redeemed				$ 324,400,000
Common Class F | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Shares forfeitured during the period value				$ 0
Shares forfeitured during the period shares				5,000,000
Common stock, issued (in shares)							5,000,000		10,000,000	10,000,000
Common Class F | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Share price (USD per share)									$ 15.00
Number of consecutive trading days for determining the share price									30 days
Percentage of additional shares to be released									10.00%
Common Class F | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Share price (USD per share)									$ 12.50
Number of consecutive trading days for determining the share price									30 days
Common Class F | Sponsor Agreement | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued (in shares)									500,000
Common Class F | Sponsor Agreement | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued (in shares)									500,000
Merger Consideration Incentive Shares | Electriq Holders | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of equity interests issued or issuable to acquire entity			2,000,000
SPAC Founder Shares | Share Price Equals Or Exceeds Usd Fifteen | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Share price (USD per share)									$ 15.00
Number of consecutive trading days for determining the share price									30 days
Percentage of additional shares to be released									10.00%
SPAC Founder Shares | Share Price Equals Or Exceeds Usd Twelve Point Five | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for determining share price									20 days
Share price (USD per share)									$ 12.50
Number of consecutive trading days for determining the share price									30 days
Percentage of shares to be released									10.00%
Minimum | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account					80.00%
Net tangible assets required for consummation of business combination					$ 5,000,001				$ 5,000,001
Dissolution expense					$ 100,000
Minimum | Definitive Agreement of Initial Business Combination | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired					50.00%
Maximum | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold contribution per public share for extension of business combination period					$ 10.00
Percentage of redeeming shares of public shares without the company's prior written consent					15.00%
IPO | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO										$ 400,000,000
Payment to acquire restricted investments					$ 400,000,000
Threshold contribution per public share for extension of business combination period					$ 10.00
IPO | Common Class A | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares					40,000,000
Shares issued price per share					$ 10.00
Proceeds from issuance of IPO					$ 400,000,000
Offering costs					22,700,000
Deferred underwriting commissions					$ 14,000,000
Over-Allotment Option | Common Class A | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares					5,000,000
Financings | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Leftout incentive shares transferred to sponser on closing of financing									$ 50
Percentage of Leftout incentive shares transferred to equity shareholders on closing of financing									50.00%
Financings | Merger Consideration Incentive Shares | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares									2,000,000
Financings | Incentive Shares | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares									7,000,000
Financings | New Incentive Shares | TLG Acquisition One Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares									5,000,000